UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Semiannual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2018

Eaton Vance

Hexavest Equity Funds

Table of Contents

Performance and Fund Profile

Hexavest Global Equity Fund	2
Hexavest International Equity Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	39

Important Notices	40

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	8.43%	16.76%	9.95%	10.31%
Class A with 5.75% Maximum Sales Charge	—	—	2.18	10.06	8.65	9.12
Class C at NAV	12/01/2016	08/29/2012	8.09	15.96	9.77	10.14
Class C with 1% Maximum Sales Charge	—	—	7.09	14.96	9.77	10.14
Class I at NAV	08/29/2012	08/29/2012	8.59	17.11	10.23	10.59
MSCI World Index	—	—	13.73%	25.83%	11.67%	12.73%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.40%	2.15%	1.15%
Net				1.15	1.90	0.90

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Top 10 Holdings (% of net assets)5,6

MSCI Emerging Markets Index Futures Contracts	2.6%

Verizon Communications, Inc.	2.2

Pfizer, Inc.	2.0

Johnson & Johnson	1.9

AT&T, Inc.	1.8

Apple, Inc.	1.7

Exxon Mobil Corp.	1.5

Sumitomo Mitsui Financial Group, Inc.	1.4

Cisco Systems, Inc.	1.4

Microsoft Corp.	1.1

Total	17.6%

Geographic Allocation (% of net assets)4,5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s cur- rent performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	6.26%	18.54%	5.91%	6.99%
Class A with 5.75% Maximum Sales Charge	—	—	0.14	11.77	4.67	5.83
Class I at NAV	08/29/2012	08/29/2012	6.39	18.95	6.18	7.28
MSCI EAFE Index	—	—	12.14%	27.60%	7.84%	10.02%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.30%	3.04%
Net					1.15	0.90

Fund Profile

Equity Sector Allocation (% of net assets)4,6

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

Euro Stoxx 50 Index Futures Contracts	2.2%

Nestle SA	1.9

Sumitomo Mitsui Financial Group, Inc.	1.8

Roche Holding AG PC	1.8

Vodafone Group PLC	1.7

Novartis AG	1.6

Royal Dutch Shell PLC, Class A	1.6

Daimler AG	1.5

MSCI Emerging Markets Index Futures Contracts	1.5

Mitsubishi UFJ Financial Group, Inc.	1.4

Total	17.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s cur- rent performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Hexavest Global Equity Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Funds may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, each Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

[6]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

The Funds are managed by a team of portfolio managers from Hexavest Inc. Effective January 31, 2018, members of the Eaton Vance Hexavest Global Equity Fund team are Vital Proulx, Jean- Pierre Couture, Christian Crête, Marc Christopher Lavoie, Etienne Durocher-Dumais, and Kevin LeBlanc. Effective January 31, 2018, members of the Eaton Vance Hexavest International Equity Fund team are Vital Proulx, Jean-Pierre Couture, Christian Crête, Marc Christopher Lavoie, and Etienne Durocher-Dumais.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,084.30	$6.04	**	1.15%
Class C	$1,000.00	$1,080.90	$9.97	**	1.90%
Class I	$1,000.00	$1,085.90	$4.73	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class C	$1,000.00	$1,015.60	$9.65	**	1.90%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,062.60	$5.98	**	1.15%
Class I	$1,000.00	$1,063.90	$4.68	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 86.0%

Security	Shares	Value

Australia — 2.7%
Australia and New Zealand Banking Group, Ltd.	636	$14,608
BHP Billiton, Ltd.	11,405	278,911
Brambles, Ltd.	9,670	76,902
Caltex Australia, Ltd.	4,869	136,283
Commonwealth Bank of Australia	2,064	130,952
Dexus	3,237	24,848
Fortescue Metals Group, Ltd.	15,402	61,165
GPT Group (The)	12,142	49,216
Harvey Norman Holdings, Ltd.	33,274	120,806
JB Hi-Fi, Ltd.	5,496	129,317
LendLease Group	3,901	49,572
National Australia Bank, Ltd.	4,325	101,321
Newcrest Mining, Ltd.	43,044	787,201
Oil Search, Ltd.	23,047	140,565
Rio Tinto, Ltd.	1,596	98,263
Santos, Ltd.(1)	16,450	67,404
Scentre Group	8,021	26,915
Stockland	5,892	20,097
Telstra Corp., Ltd.	66,932	197,888
TPG Telecom, Ltd.	13,269	67,935
Wesfarmers, Ltd.	2,823	99,575
Westpac Banking Corp.	2,777	69,189
Woodside Petroleum, Ltd.	8,875	236,953

		$2,985,886

Belgium — 0.5%
Colruyt SA	357	$19,764
Proximus SA	11,097	374,233
UCB SA	1,769	154,191

		$548,188

Brazil — 0.1%
AMBEV SA ADR	4,788	$32,893
Cia Brasileira de Distribuicao ADR, PFC Shares	959	22,604
Cia Energetica de Minas Gerais ADR	4,900	11,417

		$66,914

Canada — 4.2%
Alamos Gold, Inc. Class A	31,896	$190,738
B2Gold Corp.(1)	120,915	365,163
Barrick Gold Corp.	54,084	777,728
Cenovus Energy, Inc.	59,928	571,508
Eldorado Gold Corp.	221,193	287,551

Security	Shares	Value

Canada (continued)
Encana Corp.	16,859	$208,476
Goldcorp, Inc.	6,459	92,493
MEG Energy Corp.(1)	151,873	686,515
Osisko Gold Royalties, Ltd.	16,509	185,491
Pan American Silver Corp.	9,937	163,166
SSR Mining, Inc.(1)	23,704	205,040
Yamana Gold, Inc.	265,404	912,990

		$4,646,859

Chile — 0.1%
Enel Americas SA ADR	2,592	$30,534
Enel Chile SA ADR	4,302	27,102

		$57,636

China — 0.6%
Alibaba Group Holding, Ltd. ADR(1)	483	$98,672
China Mengniu Dairy Co., Ltd.	10,000	32,599
China Mobile, Ltd.	11,500	121,100
China Resources Beer Holdings Co., Ltd.	4,000	15,105
China Shenhua Energy Co., Ltd., Class H	7,000	21,751
China Telecom Corp., Ltd., Class H	94,000	46,555
China Unicom (Hong Kong), Ltd.(1)	16,000	23,984
Dongfeng Motor Group Co., Ltd., Class H	12,000	15,627
ENN Energy Holdings, Ltd.	2,000	15,453
Guangdong Investment, Ltd.	20,000	29,735
Hengan International Group Co., Ltd.	2,500	23,952
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	35,334
Tencent Holdings, Ltd.	2,300	135,901
Tingyi (Cayman Islands) Holding Corp.	10,000	20,798
Want Want China Holdings, Ltd.	28,000	24,677

		$661,243

Denmark — 0.4%
Coloplast A/S, Class B	2,597	$230,879
Novo Nordisk A/S, Class B	1,170	64,933
TDC A/S	19,513	130,241

		$426,053

Finland — 0.3%
Sampo Oyj, Class A	5,997	$348,413

		$348,413

France — 2.7%
BNP Paribas SA	4,021	$332,110
Compagnie Generale des Etablissements Michelin, Class B	2,580	412,733

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Engie SA	31,085	$539,762
Klepierre SA	1,981	90,506
Renault SA	1,079	118,510
Sanofi	4,276	377,364
Total SA	10,655	617,776
Unibail-Rodamco SE	825	211,616
Veolia Environnement SA	11,678	294,386

		$2,994,763

Germany — 3.6%
adidas AG	380	$88,303
Allianz SE	1,702	430,480
Bayerische Motoren Werke AG	3,339	381,404
Continental AG	959	288,091
Daimler AG	7,853	719,230
Deutsche Telekom AG	37,304	654,313
Deutsche Wohnen SE	1,676	75,781
E.ON SE	11,026	115,895
Hannover Rueck SE	2,117	289,530
Innogy SE(2)	2,789	106,325
Merck KGaA	2,111	231,068
Metro Ag(1)	2,898	63,027
Muenchener Rueckversicherungs-Gesellschaft AG	485	114,104
ProSiebenSat.1 Media SE	2,543	97,422
RWE AG(1)	1,345	26,975
Siemens AG	1,914	290,553
Vonovia SE	1,670	82,352

		$4,054,853

Hong Kong — 0.2%
AIA Group, Ltd.	19,302	$164,868
CK Hutchison Holdings, Ltd.	5,000	67,442

		$232,310

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	2,226	$76,708
HDFC Bank, Ltd. ADR	855	92,844
Infosys, Ltd. ADR	993	17,884

		$187,436

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	4,635	$205,423

		$205,423

Security	Shares	Value

Italy — 1.2%
Enel SpA	30,974	$196,914
ENI SpA	22,633	407,444
Fiat Chrysler Automobiles NV(1)	1,735	41,933
Intesa Sanpaolo SpA	129,061	507,098
Telecom Italia SpA(1)	43,896	39,501
Terna Rete Elettrica Nazionale SpA	22,408	134,990

		$1,327,880

Japan — 7.9%
ABC-Mart, Inc.	700	$45,550
Ajinomoto Co., Inc.	2,900	55,163
ANA Holdings, Inc.	1,200	48,954
Astellas Pharma, Inc.	3,200	42,084
Bridgestone Corp.	900	43,925
Central Japan Railway Co.	200	37,992
Chiba Bank, Ltd. (The)	25,000	217,642
Chubu Electric Power Co., Inc.	1,500	18,903
Chugoku Electric Power Co., Inc. (The)	3,300	36,557
Concordia Financial Group, Ltd.	35,600	217,079
Dai-ichi Life Holdings, Inc.	6,460	136,226
Daiichi Sankyo Co., Ltd.	800	26,859
Denso Corp.	700	44,006
East Japan Railway Co.	500	49,907
Electric Power Development Co., Ltd.	1,400	39,908
Fast Retailing Co., Ltd.	100	44,758
Fukuoka Financial Group, Inc.	35,000	203,659
Hokkaido Electric Power Co., Inc.	3,300	21,524
Honda Motor Co., Ltd.	1,000	35,266
Hoya Corp.	700	35,954
INPEX Corp.	5,500	71,728
ITOCHU Corp.	2,700	53,127
Japan Airlines Co., Ltd.	1,300	49,124
Japan Retail Fund Investment Corp.	42	83,831
Japan Tobacco, Inc.	1,600	53,024
Kansai Electric Power Co., Inc. (The)	1,400	17,445
KDDI Corp.	4,900	124,354
Lawson, Inc.	900	61,034
Marubeni Corp.	5,900	44,374
Mazda Motor Corp.	2,900	40,849
MEIJI Holdings Co., Ltd.	500	41,936
Mitsubishi Corp.	1,700	47,643
Mitsubishi Estate Co., Ltd.	7,400	142,337
Mitsubishi Heavy Industries, Ltd.	1,200	45,282
Mitsubishi UFJ Financial Group, Inc.	160,800	1,215,868
Mitsui & Co., Ltd.	3,000	52,783
Mitsui Fudosan Co., Ltd.	5,500	144,847

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Mizuho Financial Group, Inc.	621,400	$1,178,020
Nippon Telegraph & Telephone Corp.	2,400	114,923
Nissan Motor Co., Ltd.	4,400	47,135
Nomura Real Estate Master Fund, Inc.	58	80,740
NTT DoCoMo, Inc.	4,600	114,298
Ono Pharmaceutical Co., Ltd.	2,200	54,356
Resona Holdings, Inc.	170,842	1,034,605
Seibu Holdings, Inc.	1,800	36,079
Seven & i Holdings Co., Ltd.	1,100	45,386
Shikoku Electric Power Co., Inc.	1,900	21,588
Shizuoka Bank, Ltd. (The)	19,000	203,177
Sony Corp.	1,200	57,553
Subaru Corp.	1,600	53,294
Sumitomo Corp.	2,500	43,226
Sumitomo Mitsui Financial Group, Inc.	35,200	1,585,266
Sumitomo Mitsui Trust Holdings, Inc.	500	20,819
Sundrug Co., Ltd.	800	34,430
T&D Holdings, Inc.	3,500	62,756
Takeda Pharmaceutical Co., Ltd.	600	35,144
Toho Gas Co., Ltd.	600	17,618
Tokyo Electric Power Co. Holdings, Inc.(1)	9,400	38,170
Toyota Motor Corp.	800	55,118
Tsuruha Holdings, Inc.	400	55,864
United Urban Investment Corp.	50	79,067
West Japan Railway Co.	600	45,133

		$8,805,267

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	1,738	$32,500
Fomento Economico Mexicano SAB de CV ADR	1,992	194,300

		$226,800

Netherlands — 0.9%
Mylan NV(1)	8,087	$346,528
Unilever NV	5,856	338,021
Wolters Kluwer NV	5,798	306,890

		$991,439

New Zealand — 0.1%
Fletcher Building, Ltd.	10,234	$59,038

		$59,038

Norway — 0.4%
Statoil ASA	9,080	$212,756
Telenor ASA	9,489	221,850

		$434,606

Security	Shares	Value

Singapore — 0.9%
Ascendas Real Estate Investment Trust	41,000	$86,117
CapitaLand, Ltd.	20,000	58,393
ComfortDelGro Corp., Ltd.	45,000	71,954
DBS Group Holdings, Ltd.	4,511	90,541
Golden Agri-Resources, Ltd.	145,000	41,885
Oversea-Chinese Banking Corp., Ltd.	13,000	127,814
Singapore Airlines, Ltd.	7,000	60,289
Singapore Telecommunications, Ltd.	78,000	210,910
StarHub, Ltd.	34,953	76,905
United Overseas Bank, Ltd.	7,000	146,110
Wilmar International, Ltd.	34,000	82,802

		$1,053,720

South Africa — 0.1%
Gold Fields, Ltd. ADR	28,944	$123,880

		$123,880

South Korea — 0.1%
Korea Electric Power Corp. ADR(1)	4,498	$74,757

		$74,757

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	26,563	$249,282
Iberdrola SA	62,946	512,367
Industria de Diseno Textil SA	7,364	263,509
Red Electrica Corp. SA	6,548	138,113
Repsol SA	6,759	127,211
Telefonica SA	40,338	413,808

		$1,704,290

Sweden — 0.1%
Essity Aktiebolag, Class B(1)	1,628	$48,768
Swedish Match AB	1,906	77,201

		$125,969

Switzerland — 3.5%
ABB, Ltd.	5,320	$148,283
Nestle SA	11,774	1,017,061
Novartis AG	10,263	926,308
Roche Holding AG PC	3,500	864,759
Sonova Holding AG	392	63,171
Swiss Prime Site AG(1)	1,031	99,814
Swiss Re AG	2,633	259,702
Swisscom AG	1,008	550,458

		$3,929,556

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 0.2%
Chunghwa Telecom Co., Ltd. ADR	5,215	$193,216

		$193,216

Thailand — 0.1%
Kasikornbank PCL ADR	3,698	$109,387

		$109,387

United Kingdom — 7.5%
AstraZeneca PLC	5,044	$350,120
Aviva PLC	25,409	185,369
BP PLC	50,877	362,976
British American Tobacco PLC	3,260	222,810
BT Group PLC	67,057	244,996
Centamin PLC	47,741	110,461
Centrica PLC	176,138	334,197
Diageo PLC	3,956	142,386
GlaxoSmithKline PLC	15,715	292,520
HSBC Holdings PLC	57,069	608,849
Imperial Brands PLC	8,602	354,002
J Sainsbury PLC	72,126	259,513
Lloyds Banking Group PLC	189,030	186,761
National Grid PLC	46,165	528,966
Randgold Resources, Ltd.	9,518	961,599
Reckitt Benckiser Group PLC	1,001	96,667
Royal Dutch Shell PLC, Class A	19,410	680,489
Royal Dutch Shell PLC, Class B	12,093	428,969
Royal Mail PLC	36,258	241,574
Shire PLC	7,566	353,500
Smith & Nephew PLC	6,413	115,392
SSE PLC	17,450	323,610
Vodafone Group PLC	277,103	883,358

		$8,269,084

United States — 45.5%
Akamai Technologies, Inc.(1)	4,856	$325,303
Altria Group, Inc.	7,495	527,198
Ameren Corp.	2,120	120,056
American Electric Power Co., Inc.	919	63,209
American Express Co.	8,790	873,726
AmerisourceBergen Corp.	3,370	335,888
Anadarko Petroleum Corp.	9,640	578,882
Apache Corp.	11,071	496,756
Apple, Inc.	11,066	1,852,780
Archer-Daniels-Midland Co.	7,501	322,168
Arthur J. Gallagher & Co.	1,340	91,549

Security	Shares	Value

United States (continued)
AT&T, Inc.	53,733	$2,012,301
Baker Hughes	8,844	284,335
BB&T Corp.	2,389	131,849
Bristol-Myers Squibb Co.	12,973	812,110
Campbell Soup Co.	5,692	264,963
Capital One Financial Corp.	3,521	366,043
Cardinal Health, Inc.	6,913	496,284
Cboe Global Markets, Inc.	1,481	199,032
CenturyLink, Inc.	11,988	213,506
Chipotle Mexican Grill, Inc.(1)	945	306,898
Cisco Systems, Inc.	36,640	1,522,026
Citigroup, Inc.	6,794	533,193
CME Group, Inc.	1,184	181,720
Consolidated Edison, Inc.	3,411	274,108
Costco Wholesale Corp.	1,480	288,408
CVS Health Corp.	10,186	801,536
Dave & Buster’s Entertainment, Inc.(1)	4,938	232,086
Devon Energy Corp.	11,769	486,884
Dollar General Corp.	7,095	731,636
Dollar Tree, Inc.(1)	7,857	903,555
DTE Energy Co.	815	86,097
Duke Energy Corp.	8,179	642,052
Edison International	7,034	439,836
Eli Lilly & Co.	10,385	845,858
Endo International PLC(1)	7,666	52,972
Entergy Corp.	1,420	111,740
Envision Healthcare Corp.(1)	4,674	168,217
Exelon Corp.	15,057	579,845
Express Scripts Holding Co.(1)	3,114	246,567
Exxon Mobil Corp.	18,794	1,640,716
Federal Realty Investment Trust	1,594	192,555
FirstEnergy Corp.	5,335	175,522
Ford Motor Co.	27,326	299,766
General Electric Co.	34,291	554,485
General Mills, Inc.	6,434	376,325
General Motors Co.	7,123	302,086
GGP, Inc.	10,428	240,157
Gilead Sciences, Inc.	3,092	259,110
Goodyear Tire & Rubber Co. (The)	13,039	454,018
HCP, Inc.	13,155	316,772
Hecla Mining Co.	18,269	70,153
Hess Corp.	9,813	495,655
Intel Corp.	19,684	947,588
Intercontinental Exchange, Inc.	2,296	169,537
International Business Machines Corp.	5,482	897,403
Johnson & Johnson	15,250	2,107,397

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Kellogg Co.	5,299	$360,915
Kroger Co. (The)	7,466	226,668
Lennar Corp., Class A	6,163	386,174
Macy’s, Inc.	13,322	345,706
Marathon Oil Corp.	8,277	150,559
Marsh & McLennan Cos., Inc.	1,920	160,358
Mastercard, Inc., Class A	1,922	324,818
McKesson Corp.	3,119	526,737
Medtronic PLC	3,033	260,504
Merck & Co., Inc.	11,510	681,967
Microsoft Corp.	13,155	1,249,857
Nasdaq, Inc.	1,839	148,793
NextEra Energy, Inc.	2,936	465,121
Noble Energy, Inc.	15,874	484,474
Oracle Corp.	15,407	794,847
Pfizer, Inc.	58,421	2,163,914
PG&E Corp.	10,137	430,113
Pinnacle West Capital Corp.	936	74,833
PPL Corp.	13,969	445,192
Procter & Gamble Co. (The)	5,458	471,244
Public Service Enterprise Group, Inc.	3,683	191,037
QUALCOMM, Inc.	11,184	763,308
Realty Income Corp.	12,302	654,343
Schlumberger, Ltd.	4,792	352,595
Southern Co. (The)	16,537	745,984
Sysco Corp.	8,689	546,277
Target Corp.	8,468	636,963
TJX Cos., Inc. (The)	4,676	375,576
Under Armour, Inc., Class A(1)	21,630	299,792
Ventas, Inc.	8,494	475,409
Verizon Communications, Inc.	44,812	2,422,985
Visa, Inc., Class A	2,856	354,801
Wal-Mart Stores, Inc.	7,615	811,759
Walgreens Boots Alliance, Inc.	11,672	878,435
Wells Fargo & Co.	4,729	311,074
Welltower, Inc.	7,198	431,664
Weyerhaeuser Co.	9,649	362,223
Xcel Energy, Inc.	978	44,636
Zimmer Biomet Holdings, Inc.	1,933	245,723

		$50,359,795

Total Common Stocks (identified cost $83,382,279)		$95,204,661

Exchange-Traded Funds — 1.5%

Security	Shares	Value

Equity Funds — 1.5%
iShares MSCI India ETF	11,874	$442,307
iShares MSCI Malaysia ETF	9,625	342,746
iShares MSCI Mexico ETF	965	51,251
iShares MSCI South Africa ETF	3,389	244,483
iShares MSCI South Korea ETF	6,972	545,489

Total Exchange-Traded Funds (identified cost $1,464,927)		$1,626,276

Short-Term Investments — 7.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	8,245,446	$8,246,270

Total Short-Term Investments (identified cost $8,245,794)		$8,246,270

Total Investments — 95.0% (identified cost $93,093,000)		$105,077,207

Other Assets, Less Liabilities — 5.0%		$5,582,696

Net Assets — 100.0%		$110,659,903

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $106,325 or 0.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.7%	$14,042,080
Health Care	12.5	13,845,086
Energy	9.0	9,949,660
Telecommunication Services	8.6	9,486,118
Consumer Staples	8.5	9,453,143
Information Technology	8.4	9,285,188
Utilities	7.7	8,542,592
Consumer Discretionary	7.6	8,418,595
Materials	5.2	5,731,031
Real Estate	3.7	4,079,172
Industrials	2.1	2,371,996

Common Stocks	86.0%	$95,204,661
Exchange-Traded Funds	1.5	1,626,276
Short-Term Investments	7.5	8,246,270

Total Investments	95.0%	$105,077,207

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CHF	276,554	USD	284,961	State Street Bank and Trust Company	3/21/18	$13,266	$—
EUR	351,763	USD	425,493	State Street Bank and Trust Company	3/21/18	12,597	—
EUR	165,487	USD	197,872	State Street Bank and Trust Company	3/21/18	8,228	—
GBP	3,476,204	USD	4,652,426	State Street Bank and Trust Company	3/21/18	292,296	—
HKD	5,720,428	USD	733,930	State Street Bank and Trust Company	3/21/18	—	(1,852)
SEK	7,187,067	USD	856,101	State Street Bank and Trust Company	3/21/18	58,911	—
USD	315,256	AUD	401,414	State Street Bank and Trust Company	3/21/18	—	(8,151)
USD	2,327,892	AUD	3,078,815	State Street Bank and Trust Company	3/21/18	—	(152,617)
USD	341,120	CAD	426,325	State Street Bank and Trust Company	3/21/18	—	(5,680)
USD	704,151	CAD	901,864	State Street Bank and Trust Company	3/21/18	—	(29,481)
USD	2,952,219	CAD	3,790,962	State Street Bank and Trust Company	3/21/18	—	(131,588)
USD	1,504,176	CHF	1,481,657	State Street Bank and Trust Company	3/21/18	—	(93,595)
USD	703,410	EUR	594,902	State Street Bank and Trust Company	3/21/18	—	(37,488)
USD	389,927	SGD	526,859	State Street Bank and Trust Company	3/21/18	—	(12,101)
JPY	1,110,998,214	USD	9,838,120	State Street Bank and Trust Company	3/22/18	366,765	—
USD	325,958	JPY	35,993,487	State Street Bank and Trust Company	3/22/18	—	(4,654)
USD	3,303,290	JPY	372,311,484	State Street Bank and Trust Company	3/22/18	—	(116,514)
USD	220,392	ZAR	3,057,110	State Street Bank and Trust Company	3/22/18	—	(35,828)
USD	1,072,787	CNY	7,153,451	State Street Bank and Trust Company	3/28/18	—	(58,776)
USD	640,287	INR	41,551,422	State Street Bank and Trust Company	3/28/18	—	(8,340)
USD	827,701	KRW	901,035,160	State Street Bank and Trust Company	3/28/18	—	(15,612)
USD	238,341	TWD	7,089,225	State Street Bank and Trust Company	3/28/18	—	(5,891)

						$752,063	$(718,168)

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
Euro Stoxx 50 Index	27	Long	Mar-18	$1,206,882	$9,668
MSCI Emerging Markets Index	46	Long	Mar-18	2,892,940	302,366
Nikkei 225 Index	2	Long	Mar-18	214,092	3,036
SPI 200 Index	2	Long	Mar-18	240,707	168

					$315,238

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 86.4%

Security	Shares	Value

Australia — 7.2%
Australia and New Zealand Banking Group, Ltd.	221	$5,076
BHP Billiton, Ltd.	1,884	46,074
Brambles, Ltd.	2,015	16,025
Caltex Australia, Ltd.	1,062	29,725
Commonwealth Bank of Australia	509	32,294
Dexus	618	4,744
Fortescue Metals Group, Ltd.	2,333	9,265
GPT Group (The)	1,998	8,099
Harvey Norman Holdings, Ltd.	8,051	29,230
JB Hi-Fi, Ltd.	1,132	26,635
LendLease Group	638	8,107
Mirvac Group	6,772	12,034
National Australia Bank, Ltd.	940	22,021
Newcrest Mining, Ltd.	6,053	110,699
Oil Search, Ltd.	3,666	22,359
Rio Tinto, Ltd.	546	33,616
Santos, Ltd.(1)	2,617	10,723
Scentre Group	3,299	11,070
Stockland	1,549	5,283
Telstra Corp., Ltd.	12,016	35,526
TPG Telecom, Ltd.	3,779	19,348
Vicinity Centres	2,562	5,570
Wesfarmers, Ltd.	900	31,745
Westpac Banking Corp.	873	21,751
Woodside Petroleum, Ltd.	1,406	37,539

		$594,558

Belgium — 1.6%
Colruyt SA	173	$9,577
Proximus SA	2,308	77,835
UCB SA	565	49,247

		$136,659

Brazil — 0.1%
AMBEV SA ADR	926	$6,361
Cia Brasileira de Distribuicao ADR, PFC Shares	124	2,923

		$9,284

Canada — 2.0%
Alamos Gold, Inc. Class A	3,104	$18,562
B2Gold Corp.(1)	9,178	27,718
New Gold, Inc.(1)	20,960	63,509
Osisko Gold Royalties, Ltd.	1,152	12,944

Security	Shares	Value

Canada (continued)
Pan American Silver Corp.	801	$13,152
SSR Mining, Inc.(1)	1,653	14,298
Yamana Gold, Inc.	5,723	19,687

		$169,870

Chile — 0.1%
Enel Americas SA ADR	336	$3,958
Enel Chile SA ADR	336	2,117

		$6,075

China — 1.0%
Alibaba Group Holding, Ltd. ADR(1)	62	$12,666
China Mengniu Dairy Co., Ltd.	2,000	6,520
China Mobile, Ltd.	1,000	10,531
China Shenhua Energy Co., Ltd., Class H	1,000	3,107
China Telecom Corp., Ltd., Class H	8,000	3,962
China Unicom (Hong Kong), Ltd.(1)	4,000	5,996
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,605
Guangdong Investment, Ltd.	4,000	5,947
Hengan International Group Co., Ltd.	500	4,790
Tencent Holdings, Ltd.	300	17,726
Tingyi (Cayman Islands) Holding Corp.	2,000	4,160
Want Want China Holdings, Ltd.	4,000	3,525

		$81,535

Denmark — 1.6%
Coloplast A/S, Class B	467	$41,517
Novo Nordisk A/S, Class B	765	42,456
TDC A/S	7,085	47,290

		$131,263

Finland — 0.7%
Sampo Oyj, Class A	1,015	$58,969

		$58,969

France — 5.6%
BNP Paribas SA	376	$31,055
Compagnie Generale des Etablissements Michelin, Class B	215	34,395
Engie SA	3,396	58,968
Klepierre SA	450	20,559
Renault SA	212	23,285
Sanofi	1,174	103,607
Total SA	1,703	98,740
Unibail-Rodamco SE	132	33,859
Veolia Environnement SA	2,450	61,761

		$466,229

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany — 9.3%
adidas AG	114	$26,491
Allianz SE	294	74,360
Bayerische Motoren Werke AG	860	98,235
Continental AG	171	51,370
Daimler AG	1,387	127,031
Deutsche Post AG	575	27,160
Deutsche Telekom AG	5,677	99,575
Deutsche Wohnen SE	445	20,121
E.ON SE	1,779	18,699
Hannover Rueck SE	314	42,944
Innogy SE(2)	643	24,513
Merck KGaA	515	56,371
Metro Ag(1)	570	12,397
Muenchener Rueckversicherungs-Gesellschaft AG	114	26,820
ProSiebenSat.1 Media SE	552	21,147
RWE AG(1)	362	7,260
Siemens AG	95	14,421
Vonovia SE	443	21,846

		$770,761

Hong Kong — 0.4%
AIA Group, Ltd.	2,325	$19,859
CK Hutchison Holdings, Ltd.	1,000	13,488

		$33,347

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	172	$5,927
HDFC Bank, Ltd. ADR	67	7,276
Infosys, Ltd. ADR	237	4,268

		$17,471

Indonesia — 0.2%
Bank Central Asia Tbk PT ADR	378	$16,753

		$16,753

Italy — 2.8%
Enel SpA	4,629	$29,428
ENI SpA	4,327	77,896
Intesa Sanpaolo SpA	15,847	62,265
Telecom Italia SpA(1)	34,983	31,480
Terna Rete Elettrica Nazionale SpA	5,163	31,103

		$232,172

Security	Shares	Value

Japan — 17.2%
ABC-Mart, Inc.	200	$13,014
Ajinomoto Co., Inc.	600	11,413
ANA Holdings, Inc.	200	8,159
Astellas Pharma, Inc.	1,300	17,097
Bridgestone Corp.	300	14,642
Central Japan Railway Co.	100	18,996
Chiba Bank, Ltd. (The)	2,000	17,411
Chubu Electric Power Co., Inc.	600	7,561
Chugoku Electric Power Co., Inc. (The)	700	7,754
Concordia Financial Group, Ltd.	4,000	24,391
Dai-ichi Life Holdings, Inc.	860	18,135
Daiichi Sankyo Co., Ltd.	300	10,072
Denso Corp.	300	18,860
East Japan Railway Co.	200	19,963
Electric Power Development Co., Ltd.	400	11,402
Fast Retailing Co., Ltd.	100	44,758
Fukuoka Financial Group, Inc.	4,000	23,275
Hokkaido Electric Power Co., Inc.	700	4,566
Honda Motor Co., Ltd.	700	24,686
Hoya Corp.	300	15,409
INPEX Corp.	1,500	19,562
ITOCHU Corp.	1,000	19,677
Japan Airlines Co., Ltd.	400	15,115
Japan Retail Fund Investment Corp.	13	25,948
Japan Tobacco, Inc.	500	16,570
Kansai Electric Power Co., Inc. (The)	500	6,230
KDDI Corp.	1,200	30,454
Lawson, Inc.	300	20,345
Marubeni Corp.	2,200	16,546
Mazda Motor Corp.	1,200	16,903
MEIJI Holdings Co., Ltd.	200	16,774
Mitsubishi Corp.	600	16,815
Mitsubishi Estate Co., Ltd.	1,200	23,082
Mitsubishi Heavy Industries, Ltd.	300	11,320
Mitsubishi UFJ Financial Group, Inc.	15,800	119,470
Mitsui & Co., Ltd.	1,000	17,595
Mitsui Fudosan Co., Ltd.	900	23,702
Mizuho Financial Group, Inc.	45,800	86,825
Nippon Telegraph & Telephone Corp.	600	28,731
Nissan Motor Co., Ltd.	1,400	14,998
Nomura Real Estate Master Fund, Inc.	18	25,057
NTT DoCoMo, Inc.	1,300	32,302
Ono Pharmaceutical Co., Ltd.	800	19,766
Resona Holdings, Inc.	13,736	83,184
Seibu Holdings, Inc.	800	16,035
Seven & i Holdings Co., Ltd.	400	16,504

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Shikoku Electric Power Co., Inc.	400	$4,545
Shizuoka Bank, Ltd. (The)	1,000	10,694
Sony Corp.	500	23,981
Subaru Corp.	200	6,662
Sumitomo Corp.	1,000	17,291
Sumitomo Mitsui Financial Group, Inc.	3,400	153,122
Sumitomo Mitsui Trust Holdings, Inc.	100	4,164
Sundrug Co., Ltd.	200	8,607
T&D Holdings, Inc.	1,300	23,309
Takeda Pharmaceutical Co., Ltd.	100	5,857
Toho Gas Co., Ltd.	400	11,745
Tokyo Electric Power Co. Holdings, Inc.(1)	2,000	8,121
Toyota Motor Corp.	500	34,449
Tsuruha Holdings, Inc.	100	13,966
United Urban Investment Corp.	14	22,139
West Japan Railway Co.	200	15,044

		$1,434,770

Mexico — 0.2%
America Movil SAB de CV, Series L ADR	225	$4,208
Fomento Economico Mexicano SAB de CV ADR	154	15,021

		$19,229

Netherlands — 2.1%
Heineken NV	163	$18,319
ING Groep NV	2,329	45,731
Unilever NV	1,028	59,338
Wolters Kluwer NV	931	49,278

		$172,666

New Zealand — 0.1%
Fletcher Building, Ltd.	2,107	$12,155

		$12,155

Norway — 1.1%
Statoil ASA	1,859	$43,559
Telenor ASA	2,120	49,565

		$93,124

Singapore — 2.2%
Ascendas Real Estate Investment Trust	10,000	$21,004
CapitaLand, Ltd.	3,000	8,759
ComfortDelGro Corp., Ltd.	10,000	15,990
DBS Group Holdings, Ltd.	850	17,060

Security	Shares	Value

Singapore (continued)
Golden Agri-Resources, Ltd.	23,000	$6,644
Oversea-Chinese Banking Corp., Ltd.	2,000	19,664
Singapore Airlines, Ltd.	1,000	8,613
Singapore Telecommunications, Ltd.	16,000	43,263
StarHub, Ltd.	4,726	10,398
United Overseas Bank, Ltd.	1,000	20,873
Wilmar International, Ltd.	5,000	12,177

		$184,445

South Africa — 0.1%
Gold Fields, Ltd. ADR	2,335	$9,994

		$9,994

South Korea — 0.2%
Korea Electric Power Corp. ADR(1)	348	$5,784
SK Telecom Co., Ltd. ADR	266	7,320

		$13,104

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	2,042	$19,163
Iberdrola SA	7,463	60,747
Industria de Diseno Textil SA	1,196	42,797
Red Electrica Corp. SA	1,364	28,770
Repsol SA	1,281	24,110
Telefonica SA	4,889	50,154

		$225,741

Sweden — 0.3%
Essity Aktiebolag, Class B(1)	351	$10,514
Swedish Match AB	331	13,407

		$23,921

Switzerland — 8.4%
ABB, Ltd.	590	$16,445
Nestle SA	1,853	160,066
Novartis AG	1,476	133,219
Roche Holding AG PC	593	146,515
Sonova Holding AG	171	27,557
Swiss Prime Site AG(1)	230	22,267
Swiss Re AG	572	56,418
Swisscom AG	192	104,849
Zurich Insurance Group AG	103	33,882

		$701,218

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 0.2%
Chunghwa Telecom Co., Ltd. ADR	404	$14,968

		$14,968

Thailand — 0.1%
Kasikornbank PCL ADR	286	$8,460

		$8,460

United Kingdom — 18.6%
AstraZeneca PLC	1,140	$79,131
Aviva PLC	4,998	36,463
BP PLC	9,874	70,445
British American Tobacco PLC	566	38,684
BT Group PLC	13,189	48,187
Centamin PLC	3,851	8,910
Centrica PLC	31,945	60,611
Diageo PLC	1,253	45,098
GlaxoSmithKline PLC	3,884	72,297
HSBC Holdings PLC	8,122	86,651
Imperial Brands PLC	1,770	72,842
J Sainsbury PLC	14,186	51,042
Lloyds Banking Group PLC	37,180	36,734
National Grid PLC	6,454	73,951
Randgold Resources, Ltd.	1,035	104,566
Reckitt Benckiser Group PLC	698	67,406
Royal Dutch Shell PLC, Class A	3,789	132,837
Royal Dutch Shell PLC, Class B	2,421	85,879
Royal Mail PLC	7,200	47,971
Shire PLC	1,836	85,782
Smith & Nephew PLC	2,101	37,804
SSE PLC	3,300	61,198
Vodafone Group PLC	43,866	139,837

		$1,544,326

United States — 0.1%
Hecla Mining Co.	1,473	$5,656

		$5,656

Total Common Stocks (identified cost $6,317,493)		$7,188,723

Exchange-Traded Funds — 1.6%

Security	Shares	Value

Equity Funds — 1.6%
iShares MSCI Chile ETF	131	$7,331
iShares MSCI India ETF	701	26,112
iShares MSCI Malaysia ETF	902	32,120
iShares MSCI Mexico ETF	75	3,983
iShares MSCI South Africa ETF	367	26,476
iShares MSCI South Korea ETF	416	32,548
iShares MSCI Taiwan ETF	86	3,323

Total Exchange-Traded Funds (identified cost $117,154)		$131,893

Short-Term Investments — 8.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	691,679	$691,748

Total Short-Term Investments (identified cost $691,653)		$691,748

Total Investments — 96.3% (identified cost $7,126,300)		$8,012,364

Other Assets, Less Liabilities — 3.7%		$307,291

Net Assets — 100.0%		$8,319,655

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $24,513 or 0.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.4%	$1,366,522
Health Care	11.4	949,631
Telecommunication Services	10.8	895,779
Consumer Staples	9.1	756,735
Consumer Discretionary	8.4	696,174
Energy	7.9	656,481
Utilities	7.2	596,739
Materials	6.1	510,805
Industrials	4.8	401,947
Real Estate	3.9	323,250
Information Technology	0.4	34,660

Common Stocks	86.4%	$7,188,723
Exchange-Traded Funds	1.6	131,893
Short-Term Investments	8.3	691,748

Total Investments	96.3%	$8,012,364

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	21,727	USD	16,904	State Street Bank and Trust Company	3/21/18	$770	$—
CHF	57,195	USD	58,934	State Street Bank and Trust Company	3/21/18	2,744	—
CHF	14,351	USD	15,230	State Street Bank and Trust Company	3/21/18	246	—
DKK	93,780	USD	14,901	State Street Bank and Trust Company	3/21/18	795	—
EUR	143,412	USD	169,570	State Street Bank and Trust Company	3/21/18	9,037	—
EUR	98,751	USD	118,076	State Street Bank and Trust Company	3/21/18	4,910	—
EUR	134,690	USD	162,922	State Street Bank and Trust Company	3/21/18	4,823	—
EUR	45,865	USD	55,162	State Street Bank and Trust Company	3/21/18	1,959	—
EUR	19,221	USD	23,003	State Street Bank and Trust Company	3/21/18	936	—
GBP	213,433	USD	285,651	State Street Bank and Trust Company	3/21/18	17,946	—
GBP	38,223	USD	51,297	State Street Bank and Trust Company	3/21/18	3,072	—
ILS	122,909	USD	34,845	State Street Bank and Trust Company	3/21/18	1,175	—
NZD	17,978	USD	12,462	State Street Bank and Trust Company	3/21/18	781	—
SEK	1,684,793	USD	200,687	State Street Bank and Trust Company	3/21/18	13,810	—
USD	37,157	AUD	47,312	State Street Bank and Trust Company	3/21/18	—	(961)
USD	14,834	AUD	19,700	State Street Bank and Trust Company	3/21/18	—	(1,037)
USD	504,324	AUD	667,008	State Street Bank and Trust Company	3/21/18	—	(33,064)
USD	144,855	CAD	186,010	State Street Bank and Trust Company	3/21/18	—	(6,457)
USD	219,142	CHF	215,861	State Street Bank and Trust Company	3/21/18	—	(13,636)
USD	15,738	EUR	13,338	State Street Bank and Trust Company	3/21/18	—	(873)
USD	37,374	EUR	31,372	State Street Bank and Trust Company	3/21/18	—	(1,697)
USD	51,556	EUR	43,545	State Street Bank and Trust Company	3/21/18	—	(2,675)
USD	43,529	GBP	32,442	State Street Bank and Trust Company	3/21/18	—	(2,618)
USD	20,384	HKD	158,877	State Street Bank and Trust Company	3/21/18	51	—
USD	23,615	NOK	197,107	State Street Bank and Trust Company	3/21/18	—	(1,991)
USD	21,322	SEK	179,909	State Street Bank and Trust Company	3/21/18	—	(1,583)

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	83,995	SGD	113,491	State Street Bank and Trust Company	3/21/18	$—	$(2,607)
JPY	116,867,802	USD	1,034,889	State Street Bank and Trust Company	3/22/18	38,581	—
JPY	8,774,042	USD	77,882	State Street Bank and Trust Company	3/22/18	2,711	—
USD	22,800	JPY	2,553,783	State Street Bank and Trust Company	3/22/18	—	(657)
USD	49,870	JPY	5,506,848	State Street Bank and Trust Company	3/22/18	—	(712)
USD	31,803	JPY	3,573,642	State Street Bank and Trust Company	3/22/18	—	(1,023)
USD	77,561	JPY	8,574,990	State Street Bank and Trust Company	3/22/18	—	(1,203)
USD	183,704	JPY	20,705,175	State Street Bank and Trust Company	3/22/18	—	(6,480)
USD	93,522	CNY	623,614	State Street Bank and Trust Company	3/28/18	—	(5,124)
USD	45,598	INR	2,959,090	State Street Bank and Trust Company	3/28/18	—	(594)
USD	52,828	KRW	57,508,262	State Street Bank and Trust Company	3/28/18	—	(996)

						$104,347	$(85,988)

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
Euro Stoxx 50 Index	4	Long	Mar-18	$178,797	$1,183
MSCI Emerging Markets Index	2	Long	Mar-18	125,780	13,305

					$14,488

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel

INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Statements of Assets and Liabilities (Unaudited)

	January 31, 2018
Assets	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $84,847,206 and $6,434,647, respectively)	$96,830,937	$7,320,616
Affiliated investment, at value (identified cost, $8,245,794 and $691,653, respectively)	8,246,270	691,748
Cash	4,462,662	219,403
Deposits for derivatives collateral — financial futures contracts	217,798	17,549
Foreign currency, at value (identified cost, $659,899 and $68,954, respectively)	675,826	69,874
Dividends receivable	129,196	7,202
Dividends receivable from affiliated investment	11,203	846
Receivable for Fund shares sold	146,308	4,616
Receivable for variation margin on open financial futures contracts	25,723	768
Receivable for open forward foreign currency exchange contracts	752,063	104,347
Tax reclaims receivable	98,505	24,198
Receivable from affiliates	23,356	15,084
Total assets	$111,619,847	$8,476,251

Liabilities
Payable for Fund shares redeemed	$62,636	$584
Payable for open forward foreign currency exchange contracts	718,168	85,988
Payable to affiliates:
Investment adviser and administration fee	75,055	5,528
Distribution and service fees	5,538	237
Accrued expenses	98,547	64,259
Total liabilities	$959,944	$156,596
Net Assets	$110,659,903	$8,319,655

Sources of Net Assets
Paid-in capital	$95,223,042	$7,398,252
Accumulated undistributed (distributions in excess of) net investment income	60,427	(17,231)
Accumulated net realized gain	2,978,909	15,067
Net unrealized appreciation	12,397,525	923,567
Total	$110,659,903	$8,319,655

Class A Shares
Net Assets	$13,735,259	$1,147,246
Shares Outstanding	1,037,986	93,540
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.23	$12.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.04	$13.01

Class C Shares
Net Assets	$3,090,707	$—
Shares Outstanding	234,525	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.18	$—

Class I Shares
Net Assets	$93,833,937	$7,172,409
Shares Outstanding	7,082,497	582,831
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.25	$12.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2018
Investment Income	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $30,004 and $6,171, respectively)	$1,055,372	$71,665
Interest	6,089	170
Dividends from affiliated investment	73,852	3,746
Total investment income	$1,135,313	$75,581

Expenses
Investment adviser and administration fee	$422,258	$32,351
Distribution and service fees
Class A	16,877	1,305
Class C	14,293	—
Trustees’ fees and expenses	2,490	412
Custodian fee	47,198	32,337
Transfer and dividend disbursing agent fees	21,784	1,551
Legal and accounting services	23,468	19,997
Printing and postage	8,903	4,096
Registration fees	30,464	16,112
Miscellaneous	20,613	6,547
Total expenses	$608,348	$114,708
Deduct —
Allocation of expenses to affiliates	$98,727	$76,948
Total expense reductions	$98,727	$76,948

Net expenses	$509,621	$37,760

Net investment income	$625,692	$37,821

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,863,844	$304,318
Investment transactions — affiliated investment	(2,292)	(114)
Financial futures contracts	684,783	19,438
Foreign currency transactions	48,158	5,694
Forward foreign currency exchange contracts	(150,114)	(6,330)
Net realized gain	$5,444,379	$323,006
Change in unrealized appreciation (depreciation) —
Investments	$2,473,701	$98,672
Investments — affiliated investment	476	100
Financial futures contracts	174,778	14,839
Foreign currency	29,021	265
Forward foreign currency exchange contracts	22,942	16,231
Net change in unrealized appreciation (depreciation)	$2,700,918	$130,107

Net realized and unrealized gain	$8,145,297	$453,113

Net increase in net assets from operations	$8,770,989	$490,934

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Statements of Changes in Net Assets

	Six Months Ended January 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$625,692	$37,821
Net realized gain	5,444,379	323,006
Net change in unrealized appreciation (depreciation)	2,700,918	130,107
Net increase in net assets from operations	$8,770,989	$490,934
Distributions to shareholders —
From net investment income
Class A	$(186,864)	$(22,401)
Class C	(20,989)	—
Class I	(1,448,256)	(151,042)
From net realized gain
Class A	(550,341)	—
Class C	(118,345)	—
Class I	(3,648,965)	—
Total distributions to shareholders	$(5,973,760)	$(173,443)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,357,517	$237,040
Class C	182,205	—
Class I	10,203,606	427,127
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	737,205	22,401
Class C	139,334	—
Class I	4,616,826	14,366
Cost of shares redeemed
Class A	(2,573,651)	(213,050)
Class C	(29,759)	—
Class I	(9,805,252)	(697,693)
Net increase (decrease) in net assets from Fund share transactions	$5,828,031	$(209,809)

Net increase in net assets	$8,625,260	$107,682

Net Assets
At beginning of period	$102,034,643	$8,211,973
At end of period	$110,659,903	$8,319,655

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$60,427	$(17,231)

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$1,182,884	$120,325
Net realized gain	4,423,452	235,139
Net change in unrealized appreciation (depreciation)	2,407,381	542,153
Net increase in net assets from operations	$8,013,717	$897,617
Distributions to shareholders —
From net investment income
Class A	$(48,263)	$(15,359)
Class C	(14,706)	—
Class I	(443,903)	(111,561)
From net realized gain
Class A	(314,703)	—
Class C	(68,565)	—
Class I	(2,049,405)	—
Total distributions to shareholders	$(2,939,545)	$(126,920)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,513,515	$727,426
Class C	2,554,315	—
Class I	48,246,987	853,204
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	362,966	15,353
Class C	83,271	—
Class I	834,539	7,520
Cost of shares redeemed
Class A	(4,727,439)	(598,717)
Class C	(16,103)	—
Class I	(24,079,613)	(81,998)
Net increase in net assets from Fund share transactions	$32,772,438	$922,788

Net increase in net assets	$37,846,610	$1,693,485

Net Assets
At beginning of year	$64,188,033	$6,518,488
At end of year	$102,034,643	$8,211,973

Accumulated undistributed net investment income included in net assets
At end of year	$1,090,844	$118,391

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Financial Highlights

	Global Equity Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,							Period Ended July 31, 2013(1)
			2017		2016		2015		2014
Net asset value — Beginning of period	$12.890		$12.290		$12.120		$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.065		$0.148		$0.163		$0.153		$0.199	$0.129
Net realized and unrealized gain	1.009		0.890		0.716		0.361		1.050	1.396	(3)

Total income from operations	$1.074		$1.038		$0.879		$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.186)		$(0.058)		$(0.237)		$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.548)		(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.734)		$(0.438)		$(0.709)		$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$13.230		$12.890		$12.290		$12.120		$12.160	$11.400

Total Return(4)	8.43	%(5)(6)	8.80	%(5)	7.95	%(5)	4.30	%(5)	11.12%	15.41	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,735		$12,841		$7,041		$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(5)(7)(8)(9)	1.17	%(5)(7)	1.20	%(5)	1.30	%(5)	1.40%	1.40	%(5)(8)
Net investment income	0.99	%(8)	1.20%		1.42%		1.26%		1.68%	1.26	%(8)
Portfolio Turnover	44	%(6)	109%		83%		87%		84%	105	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.20%, 0.19%, 0.13% and 0.21% of average daily net assets for the six months ended January 31, 2018, the years ended July 31, 2017, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, respectively).

(8)	Annualized.

(9)	Includes interest expense of 0.01%.

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Financial Highlights — continued

	Global Equity Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Period Ended July 31, 2017(1)
Net asset value — Beginning of period	$12.810		$11.920

Income (Loss) From Operations
Net investment income(2)	$0.016		$0.045
Net realized and unrealized gain	0.999		1.306

Total income from operations	$1.015		$1.351

Less Distributions
From net investment income	$(0.097)		$(0.081)
From net realized gain	(0.548)		(0.380)

Total distributions	$(0.645)		$(0.461)

Net asset value — End of period	$13.180		$12.810

Total Return(3)(4)	8.09	%(5)	11.61	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,091		$2,713
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.90	%(7)(8)	1.91	%(7)
Net investment income	0.24	%(7)	0.55	%(7)
Portfolio Turnover	44	%(5)	109	%(5)(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.19% and 0.21% of average daily net assets for the six months ended January 31, 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended January 31, 2018 and the period ended July 31, 2017, respectively).

(7)	Annualized.

(8)	Includes interest expense of 0.01%.

(9)	For the year ended July 31, 2017.

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Financial Highlights — continued

	Global Equity Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,							Period Ended July 31, 2013(1)
			2017		2016		2015		2014
Net asset value — Beginning of period	$12.920		$12.310		$12.150		$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.082		$0.181		$0.191		$0.188		$0.227	$0.172
Net realized and unrealized gain	1.013		0.891		0.715		0.353		1.055	1.383	(3)

Total income from operations	$1.095		$1.072		$0.906		$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.217)		$(0.082)		$(0.274)		$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.548)		(0.380)		(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.765)		$(0.462)		$(0.746)		$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$13.250		$12.920		$12.310		$12.150		$12.200	$11.430

Total Return(4)	8.59	%(5)(6)	9.08	%(5)	8.21	%(5)	4.53	%(5)	11.40%	15.71	%(3)(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,834		$86,481		$57,147		$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(5)(7)(8)(9)	0.92	%(5)(7)	0.95	%(5)	1.02	%(5)	1.15%	1.15	%(5)(8)
Net investment income	1.24	%(8)	1.47%		1.66%		1.54%		1.91%	1.72	%(8)
Portfolio Turnover	44	%(6)	109%		83%		87%		84%	105	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.20%, 0.19%, 0.14% and 0.21% of average daily net assets for the six months ended January 31, 2018, the years ended July 31, 2017, 2016 and 2015 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, respectively).

(8)	Annualized.

(9)	Includes interest expense of 0.01%.

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Financial Highlights — continued

	International Equity Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,						Period Ended July 31, 2013(1)
			2017		2016	2015	2014
Net asset value — Beginning of period	$11.780		$10.640		$11.180	$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.042		$0.156		$0.160	$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	0.684		1.169		(0.538)	(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$0.726		$1.325		$(0.378)	$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.246)		$(0.185)		$(0.054)	$(0.219)	$(0.256)		$(0.066)
From net realized gain	—		—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.246)		$(0.185)		$(0.162)	$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$12.260		$11.780		$10.640	$11.180	$11.660		$11.220

Total Return(5)(6)	6.26	%(7)	12.69%		(3.31)%	(0.70)%	10.34%		13.75	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,147		$1,057		$818	$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(8)(9)(10)	1.18	%(9)	1.20%	1.31%	1.40%		1.40	%(8)
Net investment income	0.70	%(8)	1.44%		1.55%	1.43%	2.74	%(3)	2.34	%(8)
Portfolio Turnover	49	%(7)	107%		88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.90%, 2.08%, 1.88%, 1.62%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2018, the years ended July 31, 2017, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Annualized.

(9)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, respectively).

(10)	Includes interest expense of 0.01%.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Financial Highlights — continued

	International Equity Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,						Period Ended July 31, 2013(1)
			2017		2016	2015	2014
Net asset value — Beginning of period	$11.830		$10.680		$11.230	$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.058		$0.191		$0.177	$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	0.696		1.168		(0.538)	(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$0.754		$1.359		$(0.361)	$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.274)		$(0.209)		$(0.081)	$(0.243)	$(0.267)		$(0.072)
From net realized gain	—		—		(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.274)		$(0.209)		$(0.189)	$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$12.310		$11.830		$10.680	$11.230	$11.700		$11.250

Total Return(5)(6)	6.39	%(7)	13.09%		(3.13)%	(0.48)%	10.70%		14.02	%(4)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,172		$7,155		$5,701	$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.90	%(8)(9)(10)	0.93	%(9)	0.95%	1.08%	1.15%		1.15	%(8)
Net investment income	0.97	%(8)	1.75%		1.70%	1.57%	2.75	%(3)	1.84	%(8)
Portfolio Turnover	49	%(7)	107%		88%	95%	69%		97	%(7)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.90%, 2.07%, 1.88%, 1.61%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2018, the years ended July 31, 2017, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Annualized.

(9)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, respectively).

(10)	Includes interest expense of 0.01%.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. The International Equity Fund offers two classes of shares and the Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital

29

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

30

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

At July 31, 2017, International Equity Fund, for federal income tax purposes, had deferred capital losses of $265,241 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2017, $94,936 are short-term and $170,305 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$93,746,277	$7,180,300

Gross unrealized appreciation	$14,830,227	$1,076,017
Gross unrealized depreciation	(3,150,164)	(211,106)

Net unrealized appreciation	$11,680,063	$864,911

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$422,258	$32,351
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding interest expense, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2018. Pursuant to these agreements, EVM and Hexavest were allocated $98,727 and $76,948 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the six months ended January 31, 2018.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are

31

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2018 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$1,066	$369
EVD’s Class A Sales Charges	$6,065	$703

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2018 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$16,877	$1,305

The Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2018, Global Equity Fund paid or accrued to EVD $10,720 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2018 amounted to $3,573 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2018, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2018 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$39,483,922	$3,517,562
Sales	$39,291,083	$4,139,251

32

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	180,101	14,024	775,663
Issued to shareholders electing to receive payments of distributions in Fund shares	57,594	10,920	360,408
Redemptions	(195,674)	(2,230)	(746,141)

Net increase	42,021	22,714	389,930

	Year Ended July 31, 2017
	Class A	Class C(1)	Class I

Sales	777,875	206,150	3,920,486
Issued to shareholders electing to receive payments of distributions in Fund shares	30,272	6,963	69,545
Redemptions	(385,012)	(1,302)	(1,939,522)

Net increase	423,135	211,811	2,050,509

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

At January 31, 2018, an Eaton Vance mutual fund, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 44.0% of the value of the outstanding shares of Global Equity Fund.

International Equity Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class I

Sales	19,813	35,377
Issued to shareholders electing to receive payments of distributions in Fund shares	1,911	1,222
Redemptions	(17,921)	(58,444)

Net increase (decrease)	3,803	(21,845)

	Year Ended July 31, 2017
	Class A	Class I

Sales	67,229	77,672
Issued to shareholders electing to receive payments of distributions in Fund shares	1,483	725
Redemptions	(55,801)	(7,348)

Net increase	12,911	71,049

At January 31, 2018, EVM owned 73.8% of the value of the outstanding shares of International Equity Fund.

33

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2018 is included in the Portfolio of Investments. At January 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk:  The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At January 31, 2018, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$718,168	$85,988

At July 31, 2017, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

34

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$315,238	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	752,063	(2)	(718,168	)(3)

Total		$1,067,301		$(718,168)

Derivatives not subject to master netting or similar agreement		$315,238		$—

Total Derivatives subject to master netting or similar agreement		$752,063		$(718,168)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$14,488	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	104,347	(2)	(85,988	)(3)

Total		$118,835		$(85,988)

Derivatives not subject to master netting or similar agreement		$14,488		$—

Total Derivatives subject to master netting or similar agreement		$104,347		$(85,988)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2018.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$752,063	$(718,168)	$—	$—	$33,895

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(718,168)	$718,168	$—	$—	$—

35

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$104,347	$(85,988)	$—	$—	$18,359

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(85,988)	$85,988	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2018 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$684,783	$174,778
Foreign Exchange	Forward foreign currency exchange contracts	(150,114)	22,942

Total		$534,669	$197,720

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$19,438	$14,839
Foreign Exchange	Forward foreign currency exchange contracts	(6,330)	16,231

Total		$13,108	$31,070

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

36

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$6,310,000	$257,000
Forward Foreign Currency Exchange Contracts*	$40,566,000	$5,047,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

At January 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$868,891	$13,698,792	$—	$14,567,683
Developed Europe	558,144	24,596,950	—	25,155,094
Latin America	351,350	—	—	351,350
Middle East/Africa	123,880	—	—	123,880
North America	55,006,654	—	—	55,006,654

Total Common Stocks	$56,908,919	$38,295,742 *	$—	$95,204,661

Exchange-Traded Funds	$1,626,276	$—	$—	$1,626,276
Short-Term Investments	—	8,246,270	—	8,246,270

Total Investments	$58,535,195	$46,542,012	$—	$105,077,207

Forward Foreign Currency Exchange Contracts	$—	$752,063	$—	$752,063
Futures Contracts	302,366	12,872	—	315,238

Total	$58,837,561	$47,306,947	$—	$106,144,508

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(718,168)	$—	$(718,168)

Total	$—	$(718,168)	$—	$(718,168)

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$83,422	$2,328,144	$—	$2,411,566
Developed Europe	33,859	4,523,190	—	4,557,049
Latin America	34,588	—	—	34,588
Middle East/Africa	9,994	—	—	9,994
North America	175,526	—	—	175,526

Total Common Stocks	$337,389	$6,851,334 *	$—	$7,188,723

Exchange-Traded Funds	$131,893	$—	$—	$131,893
Short-Term Investments	—	691,748	—	691,748

Total Investments	$469,282	$7,543,082	$—	$8,012,364

Forward Foreign Currency Exchange Contracts	$—	$104,347	$—	$104,347
Futures Contracts	13,305	1,183	—	14,488

Total	$482,587	$7,648,612	$—	$8,131,199

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(85,988)	$—	$(85,988)

Total	$—	$(85,988)	$—	$(85,988)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Funds held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant for each Fund.

38

Eaton Vance

Hexavest Equity Funds

January 31, 2018

Officers and Trustees

Officers of Eaton Vance Hexavest Equity Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Equity Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21088    1.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018